Capital Management (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of objectives, policies and processes for managing capital [abstract]
Disclosure of detailed information about capital management [Text Block]
		As at
		March 31, 2026	March 31, 2025
Debt		42,506	43,290
Less: cash and cash equivalents and fixed deposits lien marked towards term loans		(6,237)	(6,404)
Net debt	A	36,269	36,886

Equity	B	18,933	20,129

Net debt to Equity ratio	A/B	191.57%	183.24%